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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7986


                         The Alger Institutional Funds

              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003

         -------------------------------------------------------------
         (Address of principal executive offices)           (Zip code)


                             Mr. Frederick A. Blum

                          Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.  Schedule of Investments.
Schedules of Investments

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2005

   SHARES      COMMON STOCKS--64.7%                                    VALUE
   ------                                                              -----

               AEROSPACE & DEFENSE--1.6%
         150   Boeing Company                                        $    9,901
         150   General Dynamics Corporation                              17,279
                                                                     ----------
                                                                         27,180
                                                                     ----------

               BEVERAGES--.8%
         250   PepsiCo, Inc.                                             13,632
                                                                     ----------

               BIOTECHNOLOGY--2.3%
         280   Amgen Inc.*                                               22,330
         200   Genentech, Inc.*                                          17,866
                                                                     ----------
                                                                         40,196
                                                                     ----------

               BUILDING & CONSTRUCTION--.8%
         150   Pulte Homes Inc.                                          14,042
                                                                     ----------

               CAPITAL MARKETS--.8%
          20   Legg Mason, Inc.                                           2,043
         200   Merrill Lynch & Co., Inc.                                 11,756
                                                                     ----------
                                                                         13,799
                                                                     ----------

               COMMERCIAL BANKS--.4%
         150   Wachovia Corporation                                       7,556
                                                                     ----------

               COMMUNICATION EQUIPMENT--2.4%
         600   Cisco Systems, Inc.*                                      11,490
         480   Corning Incorporated*                                      9,143
         555   Motorola, Inc.                                            11,755
         550   Nokia Oyj ADR#                                             8,773
                                                                     ----------
                                                                         41,161
                                                                     ----------

               COMMUNICATION TECHNOLOGY--.6%
         450   Nextel Partners, Inc. Cl. A*                              11,205
                                                                     ----------

               COMPUTERS & PERIPHERALS--2.0%
         650   Apple Computer, Inc.*                                     27,722
         550   EMC Corporation*                                           7,530
                                                                     ----------
                                                                         35,252
                                                                     ----------

               COMPUTER TECHNOLOGY--.6%
         250   NAVTEQ*                                                   10,992
                                                                     ----------

               CONSUMER PRODUCTS--.3%
         215   Eastman Kodak Company                                      5,749
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2005

   SHARES      COMMON STOCKS--64.7%                                    VALUE
   ------                                                              -----
               DIVERSIFIED FINANCIAL SERVICES--.7%
         150   Franklin Resources, Inc.                              $   12,122
                                                                     ----------

               DIVERSIFIED TELECOMMUNICATION SERVICES--.8%
         200   ALLTEL Corporation                                        13,300
                                                                     ----------

               ELECTRICAL EQUIPMENT--.3%
         105   Rockwell Automation, Inc.                                  5,408
                                                                     ----------

               ENERGY EQUIPMENT & SERVICES--3.4%
         350   National-Oilwell Varco Inc.*                              18,323
         170   Suncor Energy, Inc.                                        8,313
         300   Transocean Inc.*                                          16,929
         700   Williams Companies, Inc. (The)                            14,868
                                                                     ----------
                                                                         58,433
                                                                     ----------

               FINANCIAL INFORMATION SERVICES--.4%
         200   Genworth Financial Inc. Cl. A                              6,272
                                                                     ----------

               FOOD & BEVERAGES--.4%
         150   Yum! Brands, Inc.                                          7,853
                                                                     ----------

               FOOD & STAPLES RETAILING--2.1%
         600   CVS Corporation                                           18,618
         350   Wal-Mart Stores, Inc.                                     17,273
                                                                     ----------
                                                                         35,891
                                                                     ----------

               HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
         200   Medtronic, Inc.                                           10,788
         200   Varian Medical Systems, Inc.*                              7,852
         150   St. Jude Medical, Inc.*                                    7,112
                                                                     ----------
                                                                         25,752
                                                                     ----------

               HEALTH CARE PROVIDERS & SERVICES--6.7%
         150   AmerisourceBergen Corporation                             10,769
         350   Caremark Rx, Inc.*                                        15,603
         200   CIGNA Corporation                                         21,350
         550   HCA, Inc.                                                 27,087
         650   Health Management Associates, Inc. Cl. A                  15,470
         500   Humana Inc.*                                              19,925
         150   Medco Health Solutions, Inc.*                              7,266
                                                                     ----------
                                                                        117,470
                                                                     ----------

               HOTELS, RESTAURANTS & LEISURE--1.6%
         250   Harrah's Entertainment, Inc.                              19,685
         355   Hilton Hotels Corporation                                  8,786
                                                                     ----------
                                                                         28,471
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2005


   SHARES      COMMON STOCKS--64.7%                                    VALUE
   ------                                                              -----
               INDUSTRIAL CONGLOMERATES--.7%
         415   Tyco International Ltd.                               $   12,645
                                                                     ----------

               INSURANCE--1.8%
         200   American International Group, Inc.                        12,040
         200   Marsh & McLennan Companies, Inc.                           5,794
         300   St. Paul Travelers Companies, Inc. (The)                  13,206
                                                                     ----------
                                                                         31,040
                                                                     ----------

               INTERNET & CATALOG RETAIL--2.1%
         500   eBay Inc.*                                                20,890
         825   Netflix Inc.*                                             15,312
                                                                     ----------
                                                                         36,202
                                                                     ----------

               INTERNET SOFTWARE & SERVICES--1.8%
          50   Google Inc. Cl. A*                                        14,388
         500   Yahoo! Inc. *                                             16,670
                                                                     ----------
                                                                         31,058
                                                                     ----------

               MACHINERY--.9%
         300   Caterpillar Inc.                                          16,173
                                                                     ----------

               MEDIA--3.7%
         550   Disney (Walt) Company                                     14,102
         965   News Corporation Cl. A                                    15,807
       1,650   Sirius Satellite Radio Inc.*                              11,253
         630   XM Satellite Radio Holdings Inc. Cl. A*                   22,447
                                                                     ----------
                                                                         63,609
                                                                     ----------

               METALS & MINING--1.4%
         365   Peabody Energy Corporation                                23,995
                                                                     ----------


               MULTILINE RETAIL--1.6%
         250   Federated Department Stores, Inc.                         18,968
         150   Penny, (JC) Co. Inc.                                       8,421
                                                                     ----------
                                                                         27,389
                                                                     ----------

               OIL & GAS--3.3%
         200   Enterprise Products Partners L.P.                          5,346
         550   Exxon Mobil Corporation                                   32,313
         290   Sasol Ltd. ADR#                                            8,729
         250   Talisman Energy Inc.                                      10,915
                                                                     ----------
                                                                         57,303
                                                                     ----------

               PERSONAL PRODUCTS--1.5%
         460   Avon Products, Inc.                                       15,047
         215   Gillette Company (The)                                    11,539
                                                                     ----------
                                                                         26,586
                                                                     ----------

               PHARMACEUTICALS--2.9%
         525   Pfizer Inc.                                               13,913
         900   Schering-Plough Corporation                               18,738
         400   Wyeth                                                     18,300
                                                                     ----------
                                                                         50,951
                                                                     ----------

               RETAIL--.7%
         600   Saks Incorporated*                                        12,732
                                                                     ----------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.6%
         800   Intel Corporation                                         21,712
         495   Linear Technology Corporation                             19,236
         200   Marvell Technology Group Ltd.*                             8,738
         500   National Semiconductor Corporation                        12,355
                                                                     ----------
                                                                         62,041
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2005

   SHARES      COMMON STOCKS--64.7%                                    VALUE
   ------                                                              -----
               SPECIALTY RETAIL--1.1%
         150   Bed Bath & Beyond Inc.*                               $    6,885
         175   Lowe's Companies, Inc.                                    11,589
                                                                     ----------
                                                                         18,474
                                                                     ----------

               SOFTWARE--3.3%
          95   Electronic Arts Inc.*                                      5,472
       1,350   Microsoft Corporation                                     34,574
       1,245   Oracle Corporation*                                       16,907
                                                                     ----------
                                                                         56,953
                                                                     ----------

               TEXTILES, APPAREL & LUXURY GOODS--1.6%
         250   Coach, Inc.*                                               8,778
         400   Polo Ralph Lauren Corporation Cl. A                       19,696
                                                                     ----------
                                                                         28,474
                                                                     ----------

               TOBACCO--1.0%
         250   Altria Group, Inc.                                        16,740
                                                                     ----------

               WIRELESS TELECOMMUNICATION SERVICES--1.2%
         800   Sprint Corporation                                        21,520
                                                                     ----------

               Total Common Stocks
                 (Cost $1,015,113)                                    1,125,621
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2005


  PRINCIPAL
   AMOUNT      CORPORATE BONDS--9.0%                                   VALUE
   ------                                                              -----
               AEROSPACE & DEFENSE--.6%
$      6,244   Systems 2001 Asset Trust Cl. G, 6.66%, 9/15/13 (a)    $    6,682
       5,000   United Technologies, 4.875%, 11/1/06                       5,041
                                                                     ----------
                                                                         11,723
                                                                     ----------

               AUTOMOTIVE--.3%
       6,000   General Motors Acceptance Corp., 6.875%, 9/15/11           5,798
                                                                     ----------

               BUILDING & CONSTRUCTION--.3%
       5,000   Pulte Homes Inc., 5.20%, 2/15/15                           4,881
                                                                     ----------

               CABLE--.3%
       6,000   Cox Communications, Inc., 5.45%, 12/15/14                  6,037
                                                                     ----------

               CAPITAL MARKETS--.6%
       10,000  Goldman Sachs Group, Inc., 4.75%, 7/15/13                  9,848
                                                                     ----------

               COMMERCIAL BANKS--1.2%
       4,000   Associates Corp., North America, 6.95%, 11/1/18            4,681
       5,000   Synovus Financial Corp. Series, 5.125%, 6/15/17(a)         4,973
      10,000   Wells Fargo & Co. Sr. Global Notes, 6.375%, 8/1/11        10,852
                                                                     ----------
                                                                         20,506
                                                                     ----------

               COMPUTERS & PERIPHERALS--.3%
       5,000   International Business Machines Corp., 6.50%, 1/15/28      5,793
                                                                     ----------

               DIVERSIFIED FINANCIAL SERVICES--.3%
       5,000   JPMorgan Chase & Co., 7.00%, 11/15/09                      5,426
                                                                     ----------

               DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
      15,000   Telecom Italia Capital, 4.95%, 9/30/14(a)                 14,730
       6,000   Verizon New York Inc., Series A, 6.875%, 4/1/12            6,545
                                                                     ----------
                                                                         21,275
                                                                     ----------

               ELECTRIC UTILITIES--.6%
      10,000   First Energy, 5.65%, 6/15/09(a)                           10,242
                                                                     ----------

               FINANCE--.6%
       5,000   Caterpillar Financial Services Corporation,
                 3.70%, 8/15/08                                           4,889
       5,000   SLM Corp., 4.50%, 7/26/10                                  4,948
                                                                     ----------
                                                                          9,837
                                                                     ----------

               HEALTH CARE PROVIDERS & SERVICES--.3%
       5,000   Manor Care, Inc., 6.25%, 5/1/13                            5,277
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2005


  PRINCIPAL
   AMOUNT      CORPORATE BONDS--9.0%                                   VALUE
   ------                                                              -----
               INSURANCE--1.2%
$     10,000   Berkshire Hathaway Financial, 4.85%, 1/15/15          $    9,926
       5,000   GE Global Insurance, 7.00%, 2/15/26                        5,200
       5,000   Markel Corp., 7.00%, 5/15/08                               5,258
                                                                     ----------
                                                                         20,384
                                                                     ----------

               MEDIA--.3%
       3,000   Comcast Corporation, 6.50%, 1/15/015                       3,293
       2,000   Liberty Media Corporation Floating Rate Note,
                 4.91%, 9/17/06                                           2,014
                                                                     ----------
                                                                          5,307
                                                                     ----------

               METAL FABRICATING--.3%
       5,000   Timken Co., 5.75%, 2/15/10                                 5,048
                                                                     ----------

               OIL & GAS--.3%
       5,000   Canadian Natural Resources, 4.90%, 12/1/14                 4,916
                                                                     ----------

               THRIFTS & MORTGAGE FINANCE--.3%
       5,000   Washington Mutual, Inc., 4.625%, 4/1/14                    4,779
                                                                     ----------

               Total Corporate Bonds
                 (Cost $158,640)                                        157,077
                                                                     ----------

               U.S. GOVERNMENT & AGENCY OBLIGATIONS--22.1%
               Federal National Mortgage Association,
        7,000       3.25%, 8/15/08                                        6,799
        5,000       4.25%, 5/15/09                                        4,984
       20,000       4.30%, 1/19/10                                       19,870
       10,000       5.00%, 4/19/10                                       10,037
        8,964       4.80%, 4/25/10                                        8,995
       20,000       3.00%, 7/16/13                                       19,777
       15,000       4.125%, 4/15/14                                      14,572
        5,000       6.625%, 11/15/30                                      6,297
               Federal Home Loan Mortgage Corporation,
       30,000       4.125%, 11/18/09                                     29,676
       15,000       4.30%, 2/3/11                                        14,755
       10,000       4.50%, 1/15/14                                       10,005
               Federal Home Loan Bank,
       10,000       5.50%, 5/18/15                                       10,011
               U.S.  Treasury Bonds,
        5,000       7.50%, 11/15/16                                       6,377
       25,000       5.375%, 2/15/31                                      28,416
               U.S. Treasury Notes,
       10,000       3.75%, 3/31/07                                        9,963
       73,000       3.25%, 8/15/07                                       71,942
       20,000       3.00%, 11/15/07                                      19,564
        5,000       3.125%, 9/15/08                                       4,863
       20,000       3.50%, 11/15/09                                      19,522
       27,000       4.375%, 8/15/12                                      27,379
       10,000       4.25%, 8/15/13                                       10,016
       10,000       4.75%, 5/15/14                                       10,352
       22,000       4.00%, 2/15/15                                       21,502
                                                                     ----------
               Total U.S. Government & Agency Obligations
                 (Cost $388,042)                                        385,674
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2005

                                                                      VALUE
                                                                      -----
Total Investments
(Cost $1,561,795)                                           95.8%    $1,668,372
Other Assets in Excess of Liabilites                         4.2         72,562
                                                           -----     ----------
Net Assets                                                 100.0%    $1,740,934
                                                           =====     ==========


*    Non-income producing security.

#    American Depositary Receipts

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 2.1% of net assets of the fund.

(b) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,561,795, amounted to $106,577 which consisted of aggregate gross unreliazed appreciation of $122,816 and aggregate gross unrealized depreciation of $16,239.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

   SHARES      COMMON STOCKS--96.0%                                   VALUE
   ------                                                             -----
               AEROSPACE & DEFENSE--2.2%
      12,900   General Dynamics Corporation                        $  1,485,951
      30,400   United Technologies Corporation                        1,541,280
                                                                   ------------
                                                                      3,027,231
                                                                   ------------
               AIR FREIGHT & LOGISTICS--1.7%
      32,500   UTI Worldwide, Inc.                                    2,319,200
                                                                   ------------

               BEVERAGES--1.8%
      45,300   PepsiCo, Inc.                                          2,470,209
                                                                   ------------

               COMMERCIAL BANKS--.7%
      15,300   Wells Fargo & Company                                    938,502
                                                                   ------------

               BIOTECHNOLOGY--5.7%
      11,000   Affymetrix Inc.*                                         513,590
      25,400   Amgen Inc.*                                            2,025,650
      16,800   Celgene Corporation*                                     803,880
      33,800   Genentech, Inc.*                                       3,019,354
      17,300   Gilead Sciences, Inc. *                                  775,213
      35,800   Vertex Pharmaceuticals Incorporated*                     571,010
                                                                   ------------
                                                                      7,708,697
                                                                   ------------

               CAPITAL MARKETS--1.2%
      28,100   Ameritrade Holding Corporation *                         548,793
      17,300   Merrill Lynch & Co., Inc.                              1,016,894
                                                                   ------------
                                                                      1,565,687
                                                                   ------------

               CHEMICALS--.5%
      14,400   Lubrizol Corporation                                     633,600
                                                                   ------------

               COMMUNICATION EQUIPMENT--1.9%
      36,500   Arris Group Inc.*                                        402,960
      75,100   Brocade Communications Systems, Inc.*                    336,448
      51,800   Nokia Oyj ADR#                                           826,210
      26,150   QUALCOMM Inc.                                          1,032,664
                                                                   ------------
                                                                      2,598,282
                                                                   ------------

               COMMUNICATION TECHNOLOGY--1.1%
      62,200   Nextel Partners, Inc. Cl. A*                           1,548,780
                                                                   ------------

               COMPUTER TECHNOLOGY--2.0%
      61,500   NAVTEQ*                                                2,704,155
                                                                   ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

   SHARES      COMMON STOCKS--96.0%                                   VALUE
   ------                                                             -----
               COMPUTERS & PERIPHERALS--2.5%
      12,300   Apple Computer, Inc.*                               $    524,595
      27,600   Dell Inc.*                                             1,116,972
      48,600   EMC Corporation*                                         665,334
      69,800   Western Digital Corporation*                           1,046,302
                                                                   ------------
                                                                      3,353,203
                                                                   ------------

               DIVERSIFIED FINANCIAL SERVICES--1.6%
      28,000   Citigroup Inc.                                         1,218,000
       8,400   Lehman Brothers Holdings Inc.                            883,092
                                                                   ------------
                                                                      2,101,092
                                                                   ------------

               ELECTRIC SERVICES--.1%
       3,000   ITC Holdings Corp.*                                       84,000
                                                                   ------------

               ENERGY EQUIPMENT & SERVICES--3.9%
      78,100   National-Oilwell Varco Inc.*                           4,088,535
      14,300   Schlumberger Limited                                   1,197,482
                                                                   ------------
                                                                      5,286,017
                                                                   ------------

               FINANCIAL INFORMATION SERVICES--.8%
      32,800   Genworth Financial Inc. Cl. A                          1,028,608
                                                                   ------------

               FINANCIAL SERVICES--.7%
      80,500   Hudson City Bancorp Inc.                                952,315
                                                                   ------------

               FOOD & STAPLES RETAILING--5.1%
     122,300   CVS Corporation                                        3,794,969
      35,800   Performance Food Group Co.*                            1,075,074
      40,000   Wal-Mart Stores, Inc.                                  1,974,000
                                                                   ------------
                                                                      6,844,043
                                                                   ------------

               FREIGHT & LOGISTICS--1.0%
      15,800   FedEx Corp.                                            1,328,622
                                                                   ------------

               HEALTH CARE--.8%
      14,800   WellPoint Inc. *                                       1,046,952
                                                                   ------------

               HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
      27,200   St. Jude Medical, Inc.*                                1,289,552
                                                                   ------------

               HEALTH CARE PROVIDERS & SERVICES--5.2%
      13,800   AmerisourceBergen Corporation                            990,702
      26,400   Caremark Rx, Inc.*                                     1,176,912
      11,400   CIGNA Corporation                                      1,216,950
      18,900   Community Health Systems Inc.*                           729,729
      24,100   HCA, Inc.                                              1,186,925
       6,400   McKesson Corporation                                     288,000
      18,200   PacifiCare Health Systems, Inc.*                       1,386,840
                                                                   ------------
                                                                      6,976,058
                                                                   ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

   SHARES      COMMON STOCKS--96.0%                                   VALUE
   ------                                                             -----

               HOTELS, RESTAURANTS & LEISURE--1.1%
      61,600   Hilton Hotels Corporation                           $  1,524,600
                                                                   ------------

               HOUSEHOLD PRODUCTS--1.2%
      28,700   Procter & Gamble Company                               1,596,581
                                                                   ------------

               INDUSTRIAL CONGLOMERATES--3.4%
      73,800   General Electric Company                               2,546,100
      65,500   Tyco International Ltd.                                1,995,785
                                                                   ------------
                                                                      4,541,885
                                                                   ------------

               INSURANCE--1.5%
      11,600   American International Group, Inc.                       698,320
      28,400   St. Paul Travelers Companies, Inc. (The)               1,250,168
                                                                   ------------
                                                                      1,948,488
                                                                   ------------

               INTERNET SOFTWARE & SERVICES--7.1%
      30,900   Netease.com Inc. ADR*#                                 1,817,847
      16,200   Google Inc. Cl. A*                                     4,661,712
      90,200   Yahoo! Inc. *                                          3,007,268
                                                                   ------------
                                                                      9,486,827
                                                                   ------------

               LEISURE & ENTERTAINMENT--1.8%
      73,500   Shanda Interactive Entertainment Ltd. *                2,404,178
                                                                   ------------

               MACHINERY--1.3%
      33,200   Caterpillar Inc.                                       1,789,812
                                                                   ------------

               MACHINERY - OIL WELL EQUIPMENT & SERVICES--.7%
      29,900   Patterson-UTI Energy, Inc.                               981,617
                                                                   ------------

               MEDIA--3.8%
      64,700   Disney (Walt) Company                                  1,658,908
      96,400   News Corporation Cl. A                                 1,579,032
     108,300   Time Warner Inc.*                                      1,843,266
                                                                   ------------
                                                                      5,081,206
                                                                   ------------

               METALS & MINING--3.3%
      14,300   Alpha Natural Resources, Inc.*                           400,400
      41,400   Peabody Energy Corporation                             2,721,636
      12,400   Phelps Dodge Corporation                               1,319,980
                                                                   ------------
                                                                      4,442,016
                                                                   ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

   SHARES      COMMON STOCKS--96.0%                                   VALUE
   ------                                                             -----
               MULTILINE RETAIL--2.2%
      52,500   Kohl's Corporation*                                 $  2,958,375
                                                                   ------------

               OIL & GAS--.7%
       7,000   BP PLC Sponsored ADR#                                    461,160
      11,400   General Maritime Corporation                             444,486
                                                                   ------------
                                                                        905,646
                                                                   ------------

               PERSONAL CARE--.7%
      11,100   Bausch & Lomb Incorporated.                              939,615
                                                                   ------------

               PERSONAL PRODUCTS--1.3%
      31,900   Gillette Company (The)                                 1,712,073
                                                                   ------------

               PHARMACEUTICALS--9.0%
      19,500   AstraZeneca PLC Sponsored ADR#                           886,080
      11,700   Eli Lilly and Company                                    658,944
      74,175   IVAX Corporation*                                      1,889,979
      41,900   Johnson & Johnson                                      2,679,924
      27,400   Novartis AG ADR#                                       1,334,654
      49,430   Pfizer Inc.                                            1,309,895
      28,400   Sanofi-Aventis ADR#                                    1,229,720
      65,200   Schering-Plough Corporation                            1,357,464
      14,000   Sepracor Inc.*                                           732,900
                                                                   ------------
                                                                     12,079,560
                                                                   ------------

               ROAD & RAIL--1.0%
      24,200   Burlington Northern Santa Fe Corporation               1,312,850
                                                                   ------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
      28,300   ATI Technologies Inc.*                                   356,297
      13,800   Broadcom Corporation Cl. A *                             590,226
     119,200   Intel Corporation                                      3,235,088
      36,400   Marvell Technology Group Ltd.*                         1,590,316
      31,000   Photronics, Inc.*                                        832,040
       2,900   Tessera Technologies Inc.*                               101,848
                                                                   ------------
                                                                      6,705,815
                                                                   ------------

               SOFTWARE--5.5%
     191,600   Microsoft Corporation                                  4,906,876
     119,200   Oracle Corporation*                                    1,618,736
      44,350   Verifone Holdings Inc.*                                  924,697
                                                                   ------------
                                                                      7,450,309
                                                                   ------------

               SPECIALTY RETAIL--2.4%
       4,700   Abercrombie & Fitch Co. Cl. A                            338,635
      32,500   Bed Bath & Beyond Inc.*                                1,491,750
      22,150   Lowe's Companies, Inc.                                 1,466,773
                                                                   ------------
                                                                      3,297,158
                                                                   ------------

               TEXTILES, APPAREL & LUXURY GOODS--1.0%
      33,500   Coach, Inc.*                                           1,176,185
       3,900   Polo Ralph Lauren Corporation Cl. A                      192,036
                                                                   ------------
                                                                      1,368,221
                                                                   ------------

               WIRELESS TELECOMMUNICATION SERVICES--.5%
       8,700   SpectraSite, Inc.*                                       710,790
                                                                   ------------

               Total Common Stocks                                  129,042,427
                                                                   ------------
                 (Cost$112,524,201)

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005


 PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS--3.2%                           VALUE
   ------                                                             -----

               U.S. AGENCY OBLIGATIONS
  $4,350,000   Federal Home Loan Banks, 2.96%, 8/1/05
                 (Cost $4,349,285)                                 $ 4,349,285
                                                                   -----------

Total Investments
  (Cost $116,873,486) (a)                                  99.2%    133,391,712
Other Assets in Excess of Liabilities                       0.8         976,810
                                                          -----    ------------
Net Assets                                                100.0%   $134,368,522
                                                          =====    ============

*    Non-income producing security.

#    American Depositary Receipts.

(a) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $116,873,486 amounted to $16,518,226 which consisted of aggregate gross unrealized appreciation of $17,880,958 and aggregate gross unrealized depreciation of $1,362,732.

The Alger Institutional Funds
Alger LargeCap Growth Institutional Fund
Schedule of Investments (Unaudited)
July 31, 2005


   Shares      Common Stocks--97.9%                                    Value
   ------                                                              -----
               AEROSPACE & DEFENSE--2.4%
      14,900   Boeing Company                                      $    983,549
      11,500   General Dynamics Corporation                           1,324,685
                                                                   ------------
                                                                      2,308,234
                                                                   ------------

               BEVERAGES--1.2%
      21,800   PepsiCo, Inc.                                          1,188,754
                                                                   ------------

               BIOTECHNOLOGY--3.5%
      23,950   Amgen Inc.*                                            1,910,012
      16,900   Genentech, Inc.*                                       1,509,677
                                                                   ------------
                                                                      3,419,689
                                                                   ------------

               BUILDING & CONSTRUCTION--1.3%
      13,900   Pulte Homes Inc.                                       1,301,318
                                                                   ------------

               CAPITAL MARKETS--1.2%
       1,750   Legg Mason, Inc.                                         178,762
      17,100   Merrill Lynch & Co., Inc.                              1,005,138
                                                                   ------------
                                                                      1,183,900
                                                                   ------------

               COMMERCIAL BANKS--.7%
      14,400   Wachovia Corporation                                     725,472
                                                                   ------------

               COMMUNICATION EQUIPMENT--3.6%
      49,400   Cisco Systems, Inc.*                                     946,010
      40,900   Corning Incorporated*                                    779,145
      47,150   Motorola, Inc.                                           998,637
      48,900   Nokia Oyj ADR#                                           779,955
                                                                   ------------
                                                                      3,503,747
                                                                   ------------

               COMMUNICATION TECHNOLOGY--1.0%
      39,200   Nextel Partners, Inc. Cl. A*                             976,080
                                                                   ------------

               COMPUTERS & PERIPHERALS--3.1%
      55,350   Apple Computer, Inc.*                                  2,360,678
      46,400   EMC Corporation*                                         635,216
                                                                   ------------
                                                                      2,995,894
                                                                   ------------

The Alger Institutional Funds
Alger LargeCap Growth Institutional Fund
Schedule of Investments (Unaudited)
July 31, 2005


   Shares      Common Stocks--97.9%                                    Value
   ------                                                              -----
               COMPUTER TECHNOLOGY--1.0%
      21,600   NAVTEQ*                                             $   949,752
                                                                   ------------

               CONSUMER PRODUCTS--.5%
      18,300   Eastman Kodak Company                                    489,342
                                                                   ------------

               DIVERSIFIED FINANCIAL SERVICES--1.0%
      11,700   Franklin Resources, Inc.                                 945,594
                                                                   ------------

               DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
      14,900   ALLTEL Corporation                                       990,850
                                                                   ------------

               ELECTRICAL EQUIPMENT--.5%
       9,100   Rockwell Automation, Inc.                                468,741
                                                                   ------------

               ENERGY EQUIPMENT & SERVICES--5.1%
      30,200   National-Oilwell Varco Inc.*                           1,580,970
      14,650   Suncor Energy, Inc.                                      716,385
      26,000   Transocean Inc.*                                       1,467,180
      58,900   Williams Companies, Inc. (The)                         1,251,036
                                                                   ------------
                                                                      5,015,571
                                                                   ------------

               FINANCIAL INFORMATION SERVICES--.6%
      19,600   Genworth Financial Inc. Cl. A                            614,656
                                                                   ------------

               FOOD & BEVERAGES--.7%
      13,900   Yum! Brands, Inc.                                        727,665
                                                                   ------------

               FOOD & STAPLES RETAILING--3.1%
      50,200   CVS Corporation                                        1,557,706
      29,250   Wal-Mart Stores, Inc.                                  1,443,488
                                                                   ------------
                                                                      3,001,194
                                                                   ------------

               HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
      18,200   Medtronic, Inc.                                          981,708
      12,000   St. Jude Medical, Inc.*                                  568,920
      13,700   Varian Medical Systems, Inc.*                            537,862
                                                                   ------------
                                                                      2,088,490
                                                                   ------------

The Alger Institutional Funds
Alger LargeCap Growth Institutional Fund
Schedule of Investments (Unaudited)
July 31, 2005


   Shares      Common Stocks--97.9%                                    Value
   ------                                                              -----
               HEALTH CARE PROVIDERS & SERVICES--10.2%
      11,100   AmerisourceBergen Corporation                       $    796,869
      29,600   Caremark Rx, Inc.*                                     1,319,568
      17,600   CIGNA Corporation                                      1,878,800
      48,100   HCA, Inc.                                              2,368,925
      54,200   Health Management Associates, Inc. Cl. A               1,289,960
      41,900   Humana Inc.*                                           1,669,715
      14,300   Medco Health Solutions, Inc.*                            692,692
                                                                   ------------
                                                                     10,016,529
                                                                   ------------

               HOTELS, RESTAURANTS & LEISURE--2.4%
      20,200   Harrah's Entertainment, Inc.                           1,590,548
      30,000   Hilton Hotels Corporation                                742,500
                                                                   ------------
                                                                      2,333,048
                                                                   ------------

               INDUSTRIAL CONGLOMERATES--1.0%
      32,300   Tyco International Ltd.                                  984,181
                                                                   ------------

               INSURANCE--2.5%
      15,900   American International Group, Inc.                       957,180
      16,900   Marsh & McLennan Companies, Inc.                         489,593
      23,700   St. Paul Travelers Companies, Inc. (The)               1,043,274
                                                                   ------------
                                                                      2,490,047
                                                                   ------------

               INTERNET & CATALOG RETAIL--3.4%
      45,900   eBay Inc.*                                             1,917,702
      73,600   Netflix Inc.*                                          1,366,016
                                                                   ------------
                                                                      3,283,718
                                                                   ------------

               INTERNET SOFTWARE & SERVICES--3.3%
       6,200   Google Inc. Cl. A*                                     1,784,112
      43,700   Yahoo! Inc. *                                          1,456,958
                                                                   ------------
                                                                      3,241,070
                                                                   ------------

               MACHINERY--1.2%
      21,600   Caterpillar Inc.                                       1,164,456
                                                                   ------------

               MEDIA--5.5%
      47,400   Disney (Walt) Company                                  1,215,336
      81,950   News Corporation Cl. A                                 1,342,341
     139,100   Sirius Satellite Radio Inc.*                             948,662
      53,350   XM Satellite Radio Holdings Inc. Cl. A*                1,900,861
                                                                   ------------
                                                                      5,407,200
                                                                   ------------

               METALS & MINING--2.1%
      30,850   Peabody Energy Corporation                             2,028,079
                                                                   ------------

The Alger Institutional Funds
Alger LargeCap Growth Institutional Fund
Schedule of Investments (Unaudited)
July 31, 2005


   Shares      Common Stocks--97.9%                                    Value
   ------                                                              -----
               MULTILINE RETAIL--2.3%
      19,300   Federated Department Stores, Inc.                   $  1,464,291
      14,000   Penny, (JC) Co. Inc.                                     785,960
                                                                   ------------
                                                                      2,250,251
                                                                   ------------

               OIL & GAS--5.0%
      17,300   Enterprise Products Partners L.P.                        462,429
      46,100   Exxon Mobil Corporation                                2,708,375
      24,600   Sasol Ltd. ADR#                                          740,460
      22,900   Talisman Energy Inc.                                     999,814
                                                                   ------------
                                                                      4,911,078
                                                                   ------------

               PERSONAL PRODUCTS--2.3%
      39,250   Avon Products, Inc.                                    1,283,868
      18,300   Gillette Company (The)                                   982,161
                                                                   ------------
                                                                      2,266,029
                                                                   ------------

               PHARMACEUTICALS--4.4%
      44,600   Pfizer Inc.                                            1,181,900
      81,900   Schering-Plough Corporation                            1,705,158
      32,100   Wyeth                                                  1,468,575
                                                                   ------------
                                                                      4,355,633
                                                                   ------------

               RETAIL--1.1%
      49,300   Saks Incorporated*                                     1,046,146
                                                                   ------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.4%
      69,250   Intel Corporation                                      1,879,445
      42,000   Linear Technology Corporation                          1,632,120
      17,300   Marvell Technology Group Ltd.*                           755,837
      42,200   National Semiconductor Corporation                     1,042,762
                                                                   ------------
                                                                      5,310,164
                                                                   ------------

               SOFTWARE--5.0%
       8,250   Electronic Arts Inc.*                                    475,200
     114,650   Microsoft Corporation                                  2,936,186
     105,500   Oracle Corporation*                                    1,432,690
                                                                   ------------
                                                                      4,844,076
                                                                   ------------

               SPECIALTY RETAIL--1.5%
      10,900   Bed Bath & Beyond Inc.*                                  500,310
      14,800   Lowe's Companies, Inc.                                   980,056
                                                                   ------------
                                                                      1,480,366
                                                                   ------------

               TEXTILES, APPAREL & LUXURY GOODS--2.4%
      20,600   Coach, Inc.*                                             723,266
      32,600   Polo Ralph Lauren Corporation Cl. A                    1,605,224
                                                                   ------------
                                                                      2,328,490
                                                                   ------------

               TOBACCO--1.4%
      20,200   Altria Group, Inc.                                     1,352,592
                                                                   ------------

               WIRELESS TELECOMMUNICATION SERVICES--1.9%
      69,300   Sprint Corporation                                     1,864,170
                                                                   ------------

                Total Common Stocks
                  (Cost $86,615,967)                                 95,852,266
                                                                   ------------


Principal
Amount          Short-Term Investments--2.7%
------
               U.S. AGENCY OBLIGATIONS
  $2,670,000   Federal Home Loan Banks, 2.96%, 8/1/05                 2,669,561
                 (Cost $2,669,561)

Total Investments
  (Cost $89,285,528)(a)                                   100.6%     98,521,827
Liabilities in Excess of Other Assets                      (0.6)       (637,765)
                                                          -----    ------------
Net Assets                                                100.0%   $ 97,884,062
                                                          =====    ============


*    Non-income producing security.

#    American Depositary Receipts.

(a) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $89,285,528 amounted to $9,236,299 which consisted of aggregate gross unrealized appreciation of $10,069,961 and aggregate gross unrealized depreciation of $833,662.

THE ALGER INSTITUTIONAL FUNDS
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

   SHARES      COMMON STOCKS--92.9%                                  VALUE
   ------                                                            -----
               AEROSPACE & DEFENSE--1.0%
     138,275   L-3 Communications Holdings, Inc.                 $   10,817,253
                                                                 --------------

               BIOTECHNOLOGY--2.9%
     185,100   Celgene Corporation*                                   8,857,035
     310,400   Charles River Laboratories International, Inc.*       15,116,480
     476,800   Vertex Pharmaceuticals Incorporated*                   7,604,960
                                                                 --------------
                                                                     31,578,475
                                                                 --------------

               BUILDING & CONSTRUCTION--.8%
     170,100   Toll Brothers, Inc.*                                   9,426,942
                                                                 --------------

               CAPITAL MARKETS--1.9%
     263,680   Affiliated Managers Group, Inc.*                      18,800,384
      19,700   Legg Mason, Inc.                                       2,012,355
                                                                 --------------
                                                                     20,812,739
                                                                 --------------

               COMMERCIAL SERVICES & SUPPLIES--2.6%
     315,200   Education Management Corporation*                     10,953,200
     355,950   Monster Worldwide Inc.*                               10,810,202
      69,900   Strayer Education, Inc.                                6,880,257
                                                                 --------------
                                                                     28,643,659
                                                                 --------------

               COMMUNICATION EQUIPMENT--1.5%
     548,800   Arris Group Inc.*                                      6,058,752
   2,297,300   Brocade Communications Systems, Inc.*                 10,291,904
                                                                 --------------
                                                                     16,350,656
                                                                 --------------

               COMMUNICATION TECHNOLOGY--1.5%
     651,250   Nextel Partners, Inc. Cl. A*                          16,216,125
                                                                 --------------

               COMPUTERS & PERIPHERALS--4.6%
     431,750   Apple Computer, Inc.*                                 18,414,137
     382,700   Palm, Inc.*                                           10,922,258
   1,390,500   Western Digital Corporation*                          20,843,595
                                                                 --------------
                                                                     50,179,990
                                                                 --------------

THE ALGER INSTITUTIONAL FUNDS
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

   SHARES      COMMON STOCKS--92.9%                                  VALUE
   ------                                                            -----
               COMPUTER TECHNOLOGY--1.6%
     410,650   NAVTEQ*                                           $   18,056,281
                                                                 --------------

               CONSTRUCTION & ENGINEERING--.8%
     309,450   Chicago Bridge & Iron Company N.V.                     8,649,127
                                                                 --------------

               DIVERSIFIED FINANCIAL SERVICES--1.1%
     622,850   CapitalSource Inc.*                                   12,195,403
                                                                 --------------

               ELECTRIC AND ELECTRONIC EQUIPMENT--1.0%
     140,300   Roper Industries, Inc.                                10,768,025
                                                                 --------------

               ELECTRICAL EQUIPMENT--.2%
      33,500   Rockwell Automation, Inc.                              1,725,585
                                                                 --------------

               ELECTRONIC EQUIPMENT & INSTRUMENTS--.4%
     118,700   Trimble Navigation Limited*                            4,624,552
                                                                 --------------

               ENERGY EQUIPMENT & SERVICES--5.3%
     235,900   BJ Services Company                                   14,387,541
     199,200   Lone Star Technologies, Inc.*                         10,165,176
     457,150   National-Oilwell Varco Inc.*                          23,931,803
     424,650   Williams Companies, Inc. (The)                         9,019,566
                                                                 --------------
                                                                     57,504,086
                                                                 --------------

               FINANCIAL INFORMATION SERVICES--1.0%
     334,900   Genworth Financial Inc. Cl. A                         10,502,464
                                                                 --------------

               FINANCIAL SERVICES--1.0%
     918,700   Hudson City Bancorp Inc.                              10,868,221
                                                                 --------------

               HEALTH CARE EQUIPMENT & SUPPLIES--4.0%
     163,200   C.R. Bard, Inc.                                       10,900,128
     119,400   Cooper Companies, Inc. (The)                           8,202,780
     113,400   Intuitive Surgical, Inc.*                              7,869,960
     435,500   Nektar Therapeutics*                                   8,169,980
     211,700   Varian Medical Systems, Inc.*                          8,311,342
                                                                 --------------
                                                                     43,454,190
                                                                 --------------

               HEALTH CARE PROVIDERS & SERVICES--9.3%
      22,350   AMERIGROUP Corporation*                                  774,427
     531,850   Community Health Systems Inc.*                        20,534,729
     372,300   DaVita, Inc.*                                         17,587,452
     886,400   Health Management Associates, Inc. Cl. A              21,096,320
     427,600   Humana Inc.*                                          17,039,860
     235,400   Quest Diagnostics Incorporated                        12,085,436
     149,500   Sunrise Senior Living Inc.*                            7,923,500
     489,000   WebMD Corporation *                                    5,188,290
                                                                 --------------
                                                                    102,230,014
                                                                 --------------

THE ALGER INSTITUTIONAL FUNDS
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

   SHARES      COMMON STOCKS--92.9%                                  VALUE
   ------                                                            -----
               HOTELS, MOTELS, AND TOURIST COURT--.3%
      60,400   Boyd Gaming Corporation                           $    3,167,376
                                                                 --------------

               HOTELS, RESTAURANTS & LEISURE--5.2%
     154,850   Harrah's Entertainment, Inc.                          12,192,889
     178,500   Kerzner International Limited*                        10,665,375
     119,000   Marriott International , Inc. CL A                     8,147,930
     203,300   Outback Steakhouse, Inc.*                              9,469,714
     169,000   Penn National Gaming, Inc.*                            6,041,750
     175,300   Wynn Resorts, Limited*                                 9,869,390
                                                                 --------------
                                                                     56,387,048
                                                                 --------------

               INTERNET & CATALOG RETAIL--2.8%
   1,316,917   Netflix Inc.*                                         24,441,980
     239,075   Priceline.com Incorporated*                            5,938,623
                                                                 --------------
                                                                     30,380,603
                                                                 --------------

               INTERNET SOFTWARE & SERVICES--1.9%
     254,900   Netease.com Inc. ADR*#                                14,995,767
     200,100   SINA Corp*                                             5,564,781
                                                                 --------------
                                                                     20,560,548
                                                                 --------------

               LEISURE & ENTERTAINMENT--2.2%
     641,800   CKX, Inc.*                                             8,917,811
     467,500   Shanda Interactive Entertainment Ltd. *               15,291,878
                                                                 --------------
                                                                     24,209,689
                                                                 --------------

               MACHINERY--2.1%
     204,525   Joy Global Inc.                                        8,399,842
     359,450   Pentair, Inc.                                         14,439,106
                                                                 --------------
                                                                     22,838,948
                                                                 --------------

               MACHINERY - OIL WELL EQUIPMENT & SERVICES--1.0%
     337,750   Patterson-UTI Energy, Inc.                            11,088,333
                                                                 --------------

               MEDIA--6.6%
   1,424,900   Gemstar-TV Guide International, Inc.*                  4,388,692
     153,157   Liberty Global Inc. Cl. A*                             7,265,768
     215,400   Pixar *                                                9,264,354
   2,877,250   Sirius Satellite Radio Inc.*                          19,622,845
     362,450   Univision Communications Inc. Cl. A*                  10,250,086
     594,650   XM Satellite Radio Holdings Inc. Cl. A*               21,187,380
                                                                 --------------
                                                                     71,979,125
                                                                 --------------

               METALS & MINING--2.8%
     123,100   Cleveland-Cliffs Inc.                                  8,950,601
     331,200   Peabody Energy Corporation                            21,773,088
                                                                 --------------
                                                                     30,723,689
                                                                 --------------

THE ALGER INSTITUTIONAL FUNDS
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

   SHARES      COMMON STOCKS--92.9%                                  VALUE
   ------                                                            -----
               OIL & GAS--4.2%
     272,450   Enterprise Products Partners L.P.                 $    7,282,588
     127,600   EOG Resources, Inc.                                    7,796,360
     450,500   OMI Corporation                                        8,122,515
     270,450   Talisman Energy Inc.                                  11,807,847
     243,000   Teekay Shipping Corporation                           11,180,430
                                                                 --------------
                                                                     46,189,740
                                                                 --------------

               PERSONAL CARE--2.0%
     261,200   Bausch & Lomb Incorporated.                           22,110,580
                                                                 --------------

               PHARMACEUTICALS--2.2%
     210,300   MGI Pharma, Inc.*                                      5,741,190
     357,650   Sepracor Inc.*                                        18,722,977
                                                                 --------------
                                                                     24,464,167
                                                                 --------------

               RETAIL--2.1%
   1,097,950   Saks Incorporated*                                    23,298,499
                                                                 --------------

               SEMICONDUCTOR CAPITAL EQUIPMENT--.9%
     454,800   SiRF Technology Holdings, Inc.*                        9,937,380
                                                                 --------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.4%
     356,600   Altera Corporation *                                   7,798,842
     788,800   Cypress Semiconductor Corporation*                    11,327,168
     398,650   Linear Technology Corporation                         15,491,539
     192,400   Marvell Technology Group Ltd.*                         8,405,956
     333,800   National Semiconductor Corporation                     8,248,198
     307,400   Photronics, Inc.*                                      8,250,616
     291,200   Tessera Technologies Inc.*                            10,226,944
                                                                 --------------
                                                                     69,749,263
                                                                 --------------

               SPECIALTY RETAIL--2.5%
     233,700   Bed Bath & Beyond Inc.*                               10,726,830
     115,350   Electronics Boutique Holdings Corp.*                   7,458,531
     292,400   PETsMART, Inc.                                         8,698,900
                                                                 --------------
                                                                     26,884,261
                                                                 --------------

               SOFTWARE--1.0%
     239,100   Check Point Software Technologies Ltd.*                5,386,923
     211,650   Take-Two Interactive Software, Inc.*                   5,208,706
                                                                 --------------
                                                                     10,595,629
                                                                 --------------

               TEXTILES, APPAREL & LUXURY GOODS--2.7%
     301,050   Coach, Inc.*                                          10,569,866
     454,200   Fossil, Inc.*                                         10,805,418
     175,600   Polo Ralph Lauren Corporation Cl. A                    8,646,544
                                                                 --------------
                                                                     30,021,828
                                                                 --------------

               WIRELESS TELECOMMUNICATION SERVICES--1.5%
     519,200   Alamosa Holdings, Inc. *                               8,338,352
     373,800   American Tower Corporation Cl. A*                      8,589,924
                                                                 --------------
                                                                     16,928,276
                                                                 --------------

               Total Common Stocks
                 (Cost $902,041,889)                              1,016,118,769
                                                                 --------------

THE ALGER INSTITUTIONAL FUNDS
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--8.9%                           VALUE
   ------     U.S. AGENCY OBLIGATIONS                                -----
 $97,270,000  Federal Home Loan Banks,  2.96%, 8/1/05
                (Cost $97,254,004)                               $   97,254,004
                                                                 --------------


Total Investments
  (Cost $999,295,893)                                   101.8%    1,113,372,773
Liabilities in Excess of Other Assets                    (1.8)      (20,122,545)
                                                        -----    --------------
Net Assets                                              100.0%   $1,093,250,228
                                                        =====    ==============

*    Non-income producing security.

#    American Depositary Receipts.

(a) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $999,295,893 amounted to $114,076,880 which consisted of aggregate gross unrealized appreciation of $123,462,425 and aggregate gross unrealized depreciation of $9,385,545.

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALLCAP INSTITUTIONAL FUNDS
SCHEDULE OF INVESTMENT(UNAUDITED)
July 31, 2005

   SHARES       COMMON STOCKS--93.2%                                 VALUE
   ------                                                            -----
               AEROSPACE & DEFENSE--3.6%
      49,850   BE Aerospace, Inc.*                                 $    873,871
      20,450   Esterline Technologies Corporation*                      874,033
      24,000   SI International Inc.*                                   756,240
                                                                   ------------
                                                                      2,504,144
                                                                   ------------

               AIRLINES--1.0%
      61,650   AirTran Holdings, Inc.*                                  705,276
                                                                   ------------

               BIOTECHNOLOGY--5.1%
      39,900   Alkermes, Inc. *                                         618,450
      51,250   Encysive Pharmaceuticals Inc.*                           651,387
      26,700   Protein Design Labs, Inc.*                               608,493
      25,450   Rigel Pharmaceuticals, Inc.*                             550,865
      30,250   Theravance, Inc.*                                        635,250
      32,300   Vertex Pharmaceuticals Incorporated*                     515,185
                                                                   ------------
                                                                      3,579,630
                                                                   ------------

               CAPITAL MARKETS--2.8%
       9,250   Affiliated Managers Group, Inc.*                         659,525
      14,600   Greenhill & Co., Inc.                                    560,056
      15,950   National Financial Partners Corporation                  721,737
                                                                   ------------
                                                                      1,941,318
                                                                   ------------

               CHEMICALS--2.1%
      17,750   Lubrizol Corporation                                     781,000
      20,650   Westlake Chemical Corporation                            652,953
                                                                   ------------
                                                                      1,433,953
                                                                   ------------

               COMMERCIAL BANKS--1.2%
      29,800   Boston Private Financial Holdings, Inc.                  853,770
                                                                   ------------

               COMMERCIAL SERVICES & SUPPLIES--4.0%
      12,800   CoStar Group Inc.*                                       608,000
      31,950   FTI Consulting, Inc.*                                    769,995
      31,300   Gevity HR, Inc.                                          690,165
      23,450   Universal Technical Institute Inc.*                      759,780
                                                                   ------------
                                                                      2,827,940
                                                                   ------------

               COMMUNICATION EQUIPMENT--2.6%
      64,150   Arris Group Inc.*                                        708,216
      11,375   F5 Networks, Inc.*                                       479,798
      55,750   Powerwave Technologies, Inc.*                            639,453
                                                                   ------------
                                                                      1,827,467
                                                                   ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALLCAP INSTITUTIONAL FUNDS
SCHEDULE OF INVESTMENT(UNAUDITED)
July 31, 2005

   SHARES       COMMON STOCKS--93.2%                                 VALUE
   ------                                                            -----
               COMPUTERS & PERIPHERALS--1.3%
      42,350   Maxtor Corporation*                                 $    249,865
      53,750   Silicon Image, Inc.*                                     635,325
                                                                   ------------
                                                                        885,190
                                                                   ------------

               COMPUTER SERVICES--1.2%
      34,700   Open Solutions Inc.*                                     831,410
                                                                   ------------

               CONSTRUCTION & ENGINEERING--.9%
      17,150   URS Corporation*                                         642,266
                                                                   ------------

               ENERGY EQUIPMENT & SERVICES--2.8%
      26,750   Hornbeck Offshore Services, Inc *                        799,825
      12,300   Lone Star Technologies, Inc.*                            627,669
      36,200   Pioneer Drilling Company*                                545,896
                                                                   ------------
                                                                      1,973,390
                                                                   ------------

               FINANCIAL INFORMATION SERVICES--.7%
      14,650   GFI Group Inc.*                                          512,603
                                                                   ------------

               FOOD PRODUCTS--.3%
       4,250   Ralcorp Holdings, Inc.*                                  182,750
                                                                   ------------

               FOOD & STAPLES RETAILING--.9%
      21,250   Performance Food Group Co.*                              638,137
                                                                   ------------

               FREIGHT SEA FREIGHT--1.0%
      35,700   Genco Shipping & Trading Ltd.*                           682,584
                                                                   ------------

               HEALTH CARE EQUIPMENT & SUPPLIES--5.0%
      11,300   Haemonetics Corporation*                                 477,199
      13,200   Hologic, Inc.*                                           601,788
      51,550   Illumina, Inc.*                                          577,360
      18,250   Immucor, Inc.*                                           501,328
      11,100   Intuitive Surgical, Inc.*                                770,340
      14,350   Sybron Dental Specialties, Inc.*                         527,363
                                                                   ------------
                                                                      3,455,378
                                                                   ------------

               HEALTH CARE PROVIDERS & SERVICES--6.5%
      16,050   Psychiatric Solutions, Inc.*                             773,289
      12,200   Sierra Health Services, Inc.*                            822,768
      13,750   Sunrise Senior Living Inc.*                              728,750
      33,350   Symbion, Inc.*                                           807,404
      24,250   VCA Antech, Inc.*                                        575,695
      21,950   WellCare Health Plans Inc.*                              841,124
                                                                   ------------
                                                                      4,549,030
                                                                   ------------

               HOTELS, RESTAURANTS & LEISURE--2.3%
      32,392   Applebee's International, Inc.                           858,712
      12,750   Red Robin Gourmet Burgers Inc.*                          765,510
                                                                   ------------
                                                                      1,624,222
                                                                   ------------

               INFORMATION TECHNOLOGY  SERVICES--2.1%
      12,450   Global Payments Inc.                                     824,688
      30,050   Kanbay International Inc.*                               665,908
                                                                   ------------
                                                                      1,490,596
                                                                   ------------

               INSURANCE--3.1%
      30,000   Ohio Casualty Corporation                                766,500
      23,150   Platinum Underwriters Holdings, Inc.                     802,611
      23,200   Universal American Financial Corp.*                      571,184
                                                                   ------------
                                                                      2,140,295
                                                                   ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALLCAP INSTITUTIONAL FUNDS
SCHEDULE OF INVESTMENT(UNAUDITED)
July 31, 2005

   SHARES       COMMON STOCKS--93.2%                                 VALUE
   ------                                                            -----

               INTERNET SOFTWARE & SERVICES--3.3%
      30,400   aQuantive, Inc.*                                    $    573,344
      75,800   IVillage Inc.*                                           416,900
      11,000   Netease.com Inc. ADR*#                                   647,130
      37,250   Openwave Systems, Inc.*                                  690,988
                                                                   ------------
                                                                      2,328,362
                                                                   ------------

               LEISURE EQUIPMENT & PRODUCTS--1.1%
      23,150   LIFE TIME FITNESS, Inc.*                                 777,840
                                                                   ------------

               MACHINERY--4.1%
      16,400   Actuant Corporation Cl. A*                               763,092
      14,300   Bucyrus International, Inc.                              609,466
      20,350   Gardner Denver Inc.*                                     836,385
      17,450   Watts Water Technologies, Inc. Cl. A                     636,925
                                                                   ------------
                                                                      2,845,868
                                                                   ------------

               MEDIA--3.5%
     108,650   Harris Interactive Inc.*                                 437,860
       9,940   Media General, Inc. Cl. A                                680,890
      82,050   Spanish Broadcasting System, Inc. Cl. A *                705,630
      50,500   World Wrestling Entertainment, Inc.                      620,645
                                                                   ------------
                                                                      2,445,025
                                                                   ------------

               MEDICAL TECHNOLOGY--.5%
       8,550   Syneron Medical Ltd.*                                    329,602
                                                                   ------------

               METALS & MINING--2.0%
       9,400   Cleveland-Cliffs Inc.                                    683,474
      25,900   Alpha Natural Resources, Inc.*                           725,200
                                                                   ------------
                                                                      1,408,674
                                                                   ------------

               OIL & GAS--4.8%
       7,300   General Maritime Corporation                             284,627
     107,800   Grey Wolf, Inc.*                                         826,826
      25,700   Range Resources Corporation                              784,878
      27,164   Todco *                                                  834,206
      15,100   Whiting Petroleum Corporation*                           603,245
                                                                   ------------
                                                                      3,333,782
                                                                   ------------

               PHARMACEUTICALS--.9%
      39,100   Impax Laboratories, Inc.*                                621,690
                                                                   ------------

               PHARMACEUTICAL PREPARATIONS--.4%
       9,750   Adams Respiratory Therapeutics, Inc.*                    287,625
                                                                   ------------

               RETAIL--1.4%
      20,050   Phillips-Van Heusen Corporation                          679,695
      22,500   Retail Ventures, Inc.*                                   310,275
                                                                   ------------
                                                                        989,970
                                                                   ------------

               ROAD & RAIL--1.1%
      22,350   Landstar Systems, Inc.*                                  744,702
                                                                   ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALLCAP INSTITUTIONAL FUNDS
SCHEDULE OF INVESTMENT(UNAUDITED)
July 31, 2005

   SHARES       COMMON STOCKS--93.2%                                 VALUE
   ------                                                            -----
               SEMICONDUCTOR CAPITAL EQUIPMENT--2.9%
      21,250   FormFactor Inc.*                                    $    555,475
      37,350   SiRF Technology Holdings, Inc.*                          816,098
      33,250   Veeco Instruments Inc. *                                 672,315
                                                                   ------------
                                                                      2,043,888
                                                                   ------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
      20,950   ATMI, Inc.*                                              666,839
      36,000   Microsemi Corporation*                                   768,600
      25,700   Photronics, Inc.*                                        689,788
       2,100   Tessera Technologies Inc.*                                73,752
      20,300   Trident Microsystems, Inc.*                              662,592
                                                                   ------------
                                                                      2,861,571
                                                                   ------------

               SOFTWARE--4.8%
      11,200   Cerner Corporation*                                      844,704
      15,287   Fair Isaac Corporation                                   575,250
      10,350   Hyperion Solutions Corporation*                          487,071
      41,550   Quest Software, Inc. *                                   592,088
      39,800   Verifone Holdings Inc.*                                  829,830
                                                                   ------------
                                                                      3,328,943
                                                                   ------------

               SPECIALTY RETAIL--4.8%
      26,000   A.C. Moore Arts & Crafts Inc.*                           746,980
      24,800   AnnTaylor Stores Corporation*                            639,096
      13,000   DSW Inc. Cl. A*                                          344,500
      10,250   Guitar Center, Inc.*                                     662,099
      19,650   Pacific Sunwear of California, Inc.*                     479,264
      18,000   PETCO Animal Supplies, Inc.*                             501,660
                                                                   ------------
                                                                      3,373,599
                                                                   ------------

               THRIFTS & MORTGAGE FINANCE--.9%
      37,200   Brookline Bancorp, Inc.                                  595,572
                                                                   ------------

               WIRELESS TELECOMMUNICATION SERVICES--2.1%
      35,900   InPhonic, Inc.*                                          574,400
      99,650   UbiquiTel Inc.*                                          910,801
                                                                   ------------
                                                                      1,485,201
                                                                   ------------

               Total Common Stocks
                 (Cost $53,975,399)                                  65,083,263
                                                                   ------------

  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS--6.4%                         VALUE
   ------                                                            -----
                U.S. AGENCY OBLIGATIONS
                Federal Home Loan Banks, 2.96%, 8/1/05
  $4,500,000      (Cost $4,499,260)                                $  4,499,260
                                                                   ------------

Total Investments
  (Cost $58,474,659)                                     99.6%       69,582,523
Other Assets in Excess of Liabilites                      0.4           274,235
                                                        -----      ------------
Net Assets                                              100.0%     $ 69,856,758
                                                        =====      ============

*    Non-income producing security.

#    American Depositary Receipts.

(a) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $58,474,659 amounted to $11,107,864 which consisted of aggregate gross unrealized appreciation of $12,019,483 and aggregate gross unrealized depreciation of $911,619.

THE ALGER INSTITUTIONAL FUNDS
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

   SHARES      COMMON STOCKS--94.0%                                     VALUE
   ------                                                               -----

               AIR FREIGHT & LOGISTICS--1.3%
         350   UTI Worldwide, Inc.                                   $   24,976
                                                                     ----------

               BEVERAGES--2.4%
         800   PepsiCo, Inc.                                             43,624
                                                                     ----------

               BIOTECHNOLOGY--5.5%
         150   Affymetrix Inc.*                                           7,003
         350   Amgen Inc.*                                               27,912
         200   Celgene Corporation*                                       9,570
         400   Genentech, Inc.*                                          35,732
         250   Gilead Sciences, Inc. *                                   11,202
         450   Vertex Pharmaceuticals Incorporated*                       7,177
                                                                     ----------
                                                                         98,596
                                                                     ----------

               CAPITAL MARKETS--1.1%
         400   Ameritrade Holding Corporation *                           7,812
         200   Merrill Lynch & Co., Inc.                                 11,756
                                                                     ----------
                                                                         19,568
                                                                     ----------

               CHEMICALS--.5%
         200   Lubrizol Corporation                                       8,800
                                                                     ----------

               COMMERCIAL BANKS--.7%
         200   Wells Fargo & Company                                     12,268
                                                                     ----------

               COMMUNICATION EQUIPMENT--1.8%
         450   Arris Group Inc.*                                          4,968
         950   Brocade Communications Systems, Inc.*                      4,256
         700   Nokia Oyj ADR#                                            11,165
         300   QUALCOMM Inc.                                             11,847
                                                                     ----------
                                                                         32,236
                                                                     ----------

               COMMUNICATION TECHNOLOGY--1.8%
       1,300   Nextel Partners, Inc. Cl. A*                              32,370
                                                                     ----------

               COMPUTERS & PERIPHERALS--2.4%
         165   Apple Computer, Inc.*                                      7,037
         350   Dell Inc.*                                                14,164
         650   EMC Corporation*                                           8,898
         915   Western Digital Corporation*                              13,716
                                                                     ----------
                                                                         43,815
                                                                     ----------

               COMPUTER TECHNOLOGY--2.0%
         800   NAVTEQ*                                                   35,176
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

   SHARES      COMMON STOCKS--94.0%                                     VALUE
   ------                                                               -----

               DIVERSIFIED FINANCIAL SERVICES--1.4%
         350   Citigroup Inc.                                        $   15,225
         100   Lehman Brothers Holdings Inc.                             10,513
                                                                     ----------
                                                                         25,738
                                                                     ----------

               ELECTRIC AND ELECTRONIC EQUIPMENT--1.3%
         300   Roper Industries, Inc.                                    23,025
                                                                     ----------

               ELECTRIC SERVICES--.1%
          70   ITC Holdings Corp.*                                        1,960
                                                                     ----------

               ENERGY EQUIPMENT & SERVICES--5.9%
         600   Lone Star Technologies, Inc.*                             30,618
         850   National-Oilwell Varco Inc.*                              44,498
         200   Schlumberger Limited                                      16,748
         250   Transocean Inc.*                                          14,108
                                                                     ----------
                                                                        105,972
                                                                     ----------

               FINANCIAL INFORMATION SERVICES--.8%
         445   Genworth Financial Inc. Cl. A                             13,955
                                                                     ----------

               FINANCIAL SERVICES--.7%
       1,050   Hudson City Bancorp Inc.                                  12,421
                                                                     ----------

               FOOD & STAPLES RETAILING--5.0%
       1,600   CVS Corporation                                           49,648
         450   Performance Food Group Co.*                               13,514
         550   Wal-Mart Stores, Inc.                                     27,143
                                                                     ----------
                                                                         90,305
                                                                     ----------

               FREIGHT & LOGISTICS--.7%
         150   FedEx Corp.                                               12,614
                                                                     ----------

               HEALTH CARE--.8%
         200   WellPoint Inc. *                                          14,148
                                                                     ----------

               HEALTH CARE EQUIPMENT & SUPPLIES--.9%
         350   St. Jude Medical, Inc.*                                   16,594
                                                                     ----------

               HEALTH CARE PROVIDERS & SERVICES--4.3%
         150   AmerisourceBergen Corporation                             10,769
         150   CIGNA Corporation                                         16,012
         300   Community Health Systems Inc.*                            11,583
         300   HCA, Inc.                                                 14,775
         150   McKesson Corporation                                       6,750
         250   PacifiCare Health Systems, Inc.*                          19,050
                                                                     ----------
                                                                         78,939
                                                                     ----------

               HOTELS, RESTAURANTS & LEISURE--1.1%
         800   Hilton Hotels Corporation                                 19,800
                                                                     ----------

               HOUSEHOLD PRODUCTS--1.1%
         350   Procter & Gamble Company                                  19,471
                                                                     ----------

               INDUSTRIAL CONGLOMERATES--1.5%
         900   Tyco International Ltd.                                   27,423
                                                                     ----------

               INSURANCE--1.3%
         150   American International Group, Inc.                         9,030
         350   St. Paul Travelers Companies, Inc. (The)                  15,407
                                                                     ----------
                                                                         24,437
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

   SHARES      COMMON STOCKS--94.0%                                     VALUE
   ------                                                               -----

               INTERNET SOFTWARE & SERVICES--7.2%
         400   aQuantive, Inc.*                                      $    7,544
         200   Google Inc. Cl. A*                                        57,552
         415   Netease.com Inc. ADR*#                                    24,414
       1,200   Yahoo! Inc. *                                             40,008
                                                                     ----------
                                                                        129,518
                                                                     ----------

               LEISURE & ENTERTAINMENT--1.7%
         950   Shanda Interactive Entertainment Ltd. *                   31,074
                                                                     ----------

               MACHINERY--1.8%
         600   Caterpillar Inc.                                          32,346
                                                                     ----------

               MACHINERY - OIL WELL EQUIPMENT & SERVICES--.6%
         350   Patterson-UTI Energy, Inc.                                11,491
                                                                     ----------

               MEDIA--3.6%
         870   Disney (Walt) Company                                     22,307
       1,300   News Corporation Cl. A                                    21,294
       1,300   Time Warner Inc.*                                         22,126
                                                                     ----------
                                                                         65,727
                                                                     ----------

               METALS & MINING--3.2%
         150   Alpha Natural Resources, Inc.*                             4,200
         500   Peabody Energy Corporation                                32,870
         200   Phelps Dodge Corporation                                  21,290
                                                                     ----------
                                                                         58,360
                                                                     ----------

               MULTILINE RETAIL--2.2%
         710   Kohl's Corporation*                                       40,009
                                                                     ----------

               OIL & GAS--1.8%
         100   BP PLC Sponsored ADR#                                      6,588
         150   General Maritime Corporation                               5,849
         450   Talisman Energy Inc.                                      19,647
                                                                     ----------
                                                                         32,084
                                                                     ----------

               PERSONAL CARE--.7%
         150   Bausch & Lomb Incorporated.                               12,697
                                                                     ----------

               PERSONAL PRODUCTS--2.2%
         750   Gillette Company (The)                                    40,252
                                                                     ----------

               PHARMACEUTICALS--6.5%
         200   AstraZeneca PLC Sponsored ADR#                             9,088
         150   Eli Lilly and Company                                      8,448
         900   IVAX Corporation*                                         22,932
         350   Novartis AG ADR#                                          17,049
         650   Pfizer Inc.                                               17,225
         350   Sanofi-Aventis ADR#                                       15,155
         800   Schering-Plough Corporation                               16,656
         200   Sepracor Inc.*                                            10,470
                                                                     ----------
                                                                        117,023
                                                                     ----------

               ROAD & RAIL--.9%
         300   Burlington Northern Santa Fe Corporation                  16,275
                                                                     ----------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.7%
         400   ATI Technologies Inc.*                                     5,036
         200   Broadcom Corporation Cl. A *                               8,554
       1,600   Intel Corporation                                         43,424
         450   Marvell Technology Group Ltd.*                            19,661
         450   Photronics, Inc.*                                         12,078
         425   Tessera Technologies Inc.*                                14,926
                                                                     ----------
                                                                        103,679
                                                                     ----------

               SOFTWARE--5.6%
       2,650   Microsoft Corporation                                     67,867
       1,600   Oracle Corporation*                                       21,728
         525   Verifone Holdings Inc.*                                   10,946
                                                                     ----------
                                                                        100,541
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

   SHARES      COMMON STOCKS--94.0%                                     VALUE
   ------                                                               -----

               SPECIALTY RETAIL--2.5%
         150   Abercrombie & Fitch Co. Cl. A                         $   10,807
         400   Bed Bath & Beyond Inc.*                                   18,360
         250   Lowe's Companies, Inc.                                    16,555
                                                                     ----------
                                                                         45,722
                                                                     ----------

               TEXTILES, APPAREL & LUXURY GOODS--.9%
         400   Coach, Inc.*                                              14,044
          55   Polo Ralph Lauren Corporation Cl. A                        2,708
                                                                     ----------
                                                                         16,752
                                                                     ----------

               WIRELESS TELECOMMUNICATION SERVICES--.5%
         100   SpectraSite, Inc.*                                         8,170
                                                                     ----------

               Total Common Stocks
                 (Cost $1,467,875)
                                                                      1,699,951
                                                                     ----------


Total Investments
  (Cost $1,467,875)                                      94.0%        1,699,951
Other Assets in Excess of Liabilities                     0.1           108,245
                                                        -----        ----------
Net Assets                                              100.0%       $1,808,196
                                                        =====        ==========

*    Non-income producing security.

#    American Depositary Receipts.

(a) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,467,875 amounted to $232,076 which consisted of aggregate gross unrealized appreciation of $251,841 and aggregate gross unrealized depreciation of $19,765.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 16, 2005

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: September 16, 2005